091-19421fn

For Internal Use Only
Sec File No. 9-

15001132

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

SEC
Mail Processing
Section
JUL 08 2015
Washington DC
404

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   BATS Y-Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   See Attached.
3. Class of New Derivative Securities Product:
   See Attached.
4. Name of Underlying Instrument:
   See Attached.
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   See Attached.
6. Ticker Symbol(s) of New Derivative Securities Product:
   See Attached.
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades: See Attached.
8. Settlement Methodology of New Derivative Securities Product:
   Trades Locked in at Exchange and settled at NSCC.
9. Position Limits of New Derivative Securities Product (if applicable):
   Not Applicable.

RECEIVED
2015 JUL -8 PM 1:02
SEC / TM

Part II — Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Anders Franzon

Title: VP, Associate General Counsel

Telephone Number: 913-815-7154

Manual Signature of Official Responsible for Form: [signature]

Date: July 7, 2015

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 08 2015

SEC 2449 (6-01)

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON BATS Y-EXCHANGE, INC.
COMMENCING ON JULY 2, 2015

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
HAUD	Trust	Investment Company Units	MSCI Australia 100% Hedged to USD Index	World	Broad
HEWC	Trust	Investment Company Units	MSCI Canada 100% Hedged to USD Index	World	Broad
HEWI	Trust	Investment Company Units	MSCI Italy 25/50 100% Hedged to USD Index	World	Broad
HEWW	Trust	Investment Company Units	MSCI Mexico IMI 25/50 100% Hedged to USD Index	World	Broad
HEWY	Trust	Investment Company Units	MSCI South Korea 25/50 100% Hedged to USD Index	World	Broad
HEWP	Trust	Investment Company Units	MSCI Spain 25/50 100% Hedged to USD Index	World	Broad
HEWL	Trust	Investment Company Units	MSCI Switzerland 25/50 100% Hedged to USD Index	World	Broad
HEWU	Trust	Investment Company Units	MSCI United Kingdom 100% Hedged to USD Index	World	Broad
HACW	Trust	Investment Company Units	MSCI ACWI 100% Hedged to USD Index	World	Broad
HAWX	Trust	Investment Company Units	MSCI ACWI ex USA 100% Hedged to USD Index	World	Broad
HSCZ	Trust	Investment Company Units	MSCI EAFE Small-Cap 100% Hedged to USD Index	World	Broad

BATS
Making Markets Better®

SEC
Mail Processing
Section
JUL 08 2015
Washington DC
404

July 7, 2015

Ms. Gail Jackson
Mail Stop 6628
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Form 19b-4(e) – BATS Y-Exchange, Inc.

Ms. Jackson,

On behalf of BATS Y-Exchange, Inc., enclosed please find one (1) executed Form 19b-4(e) and 9 copies. The enclosed Form 19b-4(e) contains information regarding eleven (11) derivative securities products that commenced trading on BATS Y-Exchange on July 2, 2015. Please contact me or Tami Schademann (913.815.7113) if you have any questions in connection with this matter.

Sincerely,

Anders Franzon
VP, Associate General Counsel
913.815.7154

RECEIVED
2015 JUL -8 PM 1:02
SEC / TM

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 08 2015